Inventory (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Inventory Abstract
Schedule of Inventory

As of June 30, 2024 and 2023, the Company’s inventory is comprised of development costs for the solar projects.

Balance, June 30, 2022	195,920
Additions: development costs	805,214
Minus: recognized as cost of goods sold upon revenue recognition	(508,130)
Minus: costs expensed due to project cancellation(2)	(47,664)
Foreign currency Impact	3,381
Balance, June 30, 2023	$448,721

Balance, June 30, 2023	448,721
Additions: development costs (1)	6,903,079
Minus: recognized as cost of goods sold upon revenue recognition	(338,118)
Minus: costs expensed due to project cancellation(2)	(496,147)
Foreign currency Impact	13,115
Balance, June 30, 2024	$6,530,650

(1)	During the year ended June 30, 2024, the Company entered into a purchase agreement related to a solar project to be constructed on a separate site located at Camilus, New York (the “Camilus Purchase Agreement”, the “Camilus project”). According to the Camilus Purchase Agreement, the purchase price includes a consideration of $2,155,703 (USD $1,575,000), which is to be paid upon reaching specific milestones: 20% upon the Closing Date, 60% upon achieving Notice to Proceed (“NTP”), and the remaining 20% upon the Commercial Operation Date (“COD”). The purchase price shall be subject to further adjustment if certain conditions, as defined in the Camillus Purchase Agreement, are met.

The acquisition was closed on March 22, 2024 (the “Closing Date”), and the Company concluded the transaction is an asset acquisition given the Camilus project being in initial development stage with no NTP granted yet.

For the year ended June 30, 2024, the Company recorded a total of $2,051,440 in inventory, which includes $431,141 for the 20% payment made and $1,620,299 for the remaining 80%, discounted from the expected NTP and COD dates. Correspondingly, $366,369 is recorded as Other Long-Term Liabilities, and the remaining $1,253,930 is recorded as Trade Payable. As of the Closing Date and June 30, 2024, the Company estimated no adjustments to the purchase price.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

8.	Inventory (continued)

(2)	Inventory provision for the fiscal year ending June 30:

	2024	2023
Balance, opening	$(47,664)	-
Additions: cost expensed due to project cancellation	(496,147)	(48,231)
Foreign currency Impact	(5,004)	567
Balance, closing	$(548,815)	(47,664)